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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1998
         Check here if Amendment:  [ ];    Amendment Number:  Not an amendment.
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Trend Capital Management, Inc.
Address:          Crescent Ridge Corporate Center
                  11100 Wayzata Boulevard
                  Minnetonka, MN 55305

Form 13F File Number:  028-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:             Darrel R. Lynn
Title:            Chief Financial Officer
Phone:            612-546-3301

Signature, Place, and date of Signing

 /s/ Darrel R. Lynn               Minneapolis, Minnesota      Aug. 20, 1999
------------------------------    -----------------------     --------------
(Signature)                       (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None.
Form 13F Information Table Entry Total:   46
Form 13F Information Table Value Total:   $63,914 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Form 13F Information Table

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                                                                                             Mrkt Val  # of        Inv   Oth    Vot
Name of Issuer                                                             Class    CUSIP #  (000's)   Sec.  Type  Dis   Mgrs.  Auth

GEN ELEC CO COM                                                             COM   C369604103  $1,063  11700   SH   Sole   N/A   Sole
AES CORP COM                                                                COM   C00130H105   $210    4000   SH   Sole   N/A   Sole
AT & T CORP COM STK                                                         COM   C001957109   $354    6200   SH   Sole   N/A   Sole
ABBOTT LAB COM                                                              COM   C002824100   $221    5400   SH   Sole   N/A   Sole
AMER ON-LINE COM                                                            COM   C02364J104   $505    4800   SH   Sole   N/A   Sole
AMER INTL GROUP INC COM                                                     COM   C026874107   $372    2550   SH   Sole   N/A   Sole
#REORG BANKAMERICA CORP COM EXCH BANK AMERICA CORP NEW MGR 9-30-98 2055261  COM   C066050105   $225    2600   SH   Sole   N/A   Sole
BELL ATLC CORP COM                                                          COM   C077853109   $256    5600   SH   Sole   N/A   Sole
BELLSOUTH CORP COM STK                                                      COM   C079860102   $260    3880   SH   Sole   N/A   Sole
BRISTOL MYERS SQUIBB CO COM                                                 COM   C110122108   $402    3500   SH   Sole   N/A   Sole
CHASE MANHATTAN CORP NEW COM                                                COM   C16161A108   $236    3120   SH   Sole   N/A   Sole
CHEVRON CORP COM                                                            COM   C166751107   $214    2550   SH   Sole   N/A   Sole
CISCO SYS INC COM                                                           COM   C17275R102   $331    3600   SH   Sole   N/A   Sole
CITICORP COM                                                                COM   C173034109   $254    1700   SH   Sole   N/A   Sole
COCA COLA CO COM                                                            COM   C191216100   $752    8800   SH   Sole   N/A   Sole
COCA COLA ENTERPRISES INC COM                                               COM   C191219104   $348    8900   SH   Sole   N/A   Sole
COMPUWARE CORP COM                                                          COM   C205638109   $210    4100   SH   Sole   N/A   Sole
DELL COMPUTER CORP COM                                                      COM   C247025109   $213    2300   SH   Sole   N/A   Sole
WALT DISNEY CO COM                                                          COM   C254687106   $264    2510   SH   Sole   N/A   Sole
DU PONT E I DE NEMOURS & CO COM STK                                         COM   C263534109   $299    4000   SH   Sole   N/A   Sole
EXXON CORP COM                                                              COM   C302290101   $671    9400   SH   Sole   N/A   Sole
F.N.M.A. COM D/B/A FANNIE MAE                                               COM   C313586109   $231    3800   SH   Sole   N/A   Sole
FORD MTR CO DEL COM                                                         COM   C345370100   $274    4640   SH   Sole   N/A   Sole
GILLETTE CO COM                                                             COM   C375766102   $235    4130   SH   Sole   N/A   Sole
HEWLETT-PACKARD CO COM                                                      COM   C428236103   $222    3700   SH   Sole   N/A   Sole
HOME DEPOT INC COM                                                          COM   C437076102   $223    2680   SH   Sole   N/A   Sole
INTEL CORP CAP                                                              COM   C458140100   $430    5800   SH   Sole   N/A   Sole
INTL BUSINESS MACH CORP CAP                                                 COM   C459200101   $433    3770   SH   Sole   N/A   Sole
JOHNSON & JOHNSON COM                                                       COM   C478160104   $355    4800   SH   Sole   N/A   Sole
LILLY ELI & CO COM                                                          COM   C532457108   $265    4000   SH   Sole   N/A   Sole
LUCENT TECHNOLOGIES INC COM                                                 COM   C549463107   $383    4600   SH   Sole   N/A   Sole
MERCK & CO INC COM                                                          COM   C589331107   $575    4300   SH   Sole   N/A   Sole
MICROSOFT CORP COM                                                          COM   C594918104   $943    8700   SH   Sole   N/A   Sole
MOBIL CORP COM                                                              COM   C607059102   $236    3080   SH   Sole   N/A   Sole
##NATIONSBANK CORP COM N/C BANK AMERICA CORP EFF 9-30-98 2055261            COM   C638585109   $279    3640   SH   Sole   N/A   Sole
PEPSICO INC COM                                                             COM   C713448108   $222    5400   SH   Sole   N/A   Sole
PFIZER INC COM                                                              COM   C717081103   $500    4600   SH   Sole   N/A   Sole
PHILIP MORRIS COS INC COM                                                   COM   C718154107   $339    8600   SH   Sole   N/A   Sole
PROCTER & GAMBLE CO COM                                                     COM   C742718109   $437    4800   SH   Sole   N/A   Sole
ROYAL DUTCH PETRO N.Y REGISTRY SH PAR N 1.25 GLDR                           COM   C780257804   $449    8200   SH   Sole   N/A   Sole
SBC COMMUNICATIONS INC COM                                                  COM   C78387G103   $260    6500   SH   Sole   N/A   Sole
SCHERING-PLOUGH CORP COM                                                    COM   C806605101   $238    2600   SH   Sole   N/A   Sole
##TRAVELERS GROUP INC COM N/C CITIGROUP INC EFF 10-8-98 SEE 2000136         COM   C894190107   $271    4470   SH   Sole   N/A   Sole
##USA WASTE SVCS INC COM STK N/C WASTE MGMT INC EFF 7-15-98 SEE             COM   C902917103   $247    5000   SH   Sole   N/A   Sole
WAL-MART STORES INC COM                                                     COM   C931142103   $486    8000   SH   Sole   N/A   Sole
WARNER LAMBERT CO COM                                                       COM   C934488107   $208    3000   SH   Sole   N/A   Sole

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